Other Assets - Schedule of Other Assets (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Non-current other assets
Prepaid expenses	€ 177,716	€ 204,233
Total	177,716	204,233
Current other assets
Prepayments on research & development projects	4,621,049	4,628,878
Prepaid expenses	895,063	354,948
Others	3,842	119,576
Total	5,519,954	5,103,402
Total other assets	5,697,669	5,307,635
Other assets from research allowances
Current other assets from research allowances	5,863,947	5,081,772
Other assets from research allowances	€ 5,863,947	€ 5,081,772